Tax (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Mar. 31, 2026
Income taxes paid (refund) [abstract]
Tax on exceptional items and remeasurements	£ 386	£ 208
Average effective tax rate	(22.30%)	(25.20%)	22.50%